Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Research and development expenses	$ 2,287	$ 4,459	$ 7,550
Net operating loss	13,918	11,425	10,333
Deferred Compensation	9,055	8,088	6,762
Operating lease liabilities	4,364	4,833	5,565
Vacation and convalescence	790	732	746
Bad debts	308	130	84
Other	2,647	1,967	1,946
Gross deferred tax assets	33,369	31,634	32,986
Valuation allowance	(26,323)	(23,617)	(23,783)
Total deferred tax assets	7,046	8,017	9,203
Deferred tax liabilities:
Operating lease right-of-use assets	(4,019)	(4,739)	(5,577)
Deferred contract acquisition costs	(2,995)	(3,036)	(2,971)
Property and equipment	(33)	(107)	(109)
Capitalized Software	(154)	(325)	(541)
Gross deferred tax liabilities	(7,201)	(8,207)	(9,198)
Net deferred tax assets/(liabilities)	$ (155)	$ (190)
Net deferred tax assets/(liabilities)			$ 5